REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
REVENUES
Revenue	¥ 5,952,028	$ 838,326	¥ 4,511,062	¥ 4,259,128
Online recruitment services to enterprise customers
REVENUES
Revenue	5,889,101	829,463	4,461,282	4,219,026
Others
REVENUES
Revenue	62,927	$ 8,863	49,780	40,102
Key accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	1,261,718		1,033,561	928,360
Mid-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	2,130,881		1,774,855	1,513,506
Small-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 2,496,502		¥ 1,652,866	¥ 1,777,160